Investment in Equity Securities	12 Months Ended
Dec. 31, 2024
Investment in Equity Securities [Abstract]
Investment in Equity Securities
7.	Investment in equity securities:

The amounts of our investment in equity securities in the accompanying consolidated balance sheets are presented in the table below:
	December 31, 2023	December 31, 2024
Investment in equity securities with readily determinable fair values (a)	$—	$226,566
Investment in equity securities without readily determinable fair values (b)	$—	$4,647,853

(a)	Investment in equity securities with readily determinable fair values

A summary of the movement in equity securities with readily determinable fair values for the year ended December 31, 2024 is presented in the table below:

Equity securities with readily determinable fair values
Balance December 31, 2023	$—
Equity securities acquired	535,914
Proceeds from sale of equity securities	(249,338)
Realized loss from sale of equity securities	(2,369)
Unrealized loss on equity securities revalued at fair value at end of the period	(46,173)
Unrealized foreign exchange loss	(11,468)
Balance December 31, 2024	$226,566

During the year ended December 31, 2024, the Company received dividends of $4,136 from its investments in equity securities with readily determinable fair values. The investment in equity securities with readily determinable fair values with amount of $226,566 is presented in ‘Investment in equity securities, current’ in the accompanying  consolidated balance sheet.
(b)	Investment in equity securities without readily determinable fair values

A summary of the movement in equity securities without readily determinable fair values for the year ended December 31, 2024 is presented in the table below:
Equity securities without readily determinable fair values
Balance December 31, 2023	$—
Equity securities acquired	4,647,853
Balance December 31, 2024	$4,647,853

During the year ended December 31, 2024, the Company received no dividends from its investments in equity securities without readily determinable fair values. The investment in equity securities without readily determinable fair values amounting to $4,647,853 is presented in ‘Investment in equity securities, non-current’ in the accompanying  consolidated balance sheet.
As of December 31, 2024, the Company did not identify any impairment or any observable prices for identical or similar investments of the same issuer.